Other assets - Schedule of Other Assets (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2011
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Capital contribution	$ 60,683,000	$ 48,182,000
Amount of equity income (loss) on investment	$ 9,277,000	$ 3,442,000
GCI [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Equity capital in containership assets			$ 900,000,000
Percentage of investment in vehicle on equity method	10.80%	10.80%
Amount of investment comprised of capital contribution	$ 51,406,000	$ 44,740,000
Maximum [Member] | GCI [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Minority investment in vehicle during investment period			$ 100,000,000